RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Province is a shareholder of Hydro One with approximately 47.1% (2024 - 47.1%) ownership as at December 31, 2025. The Ministry of Energy and Mines (Ministry) and the Ministry of Infrastructure (MOI) are related parties to Hydro One because they are controlled by the Province. The IESO, Ontario Power Generation Inc. (OPG), Ontario Electricity Financial Corporation (OEFC), and the OEB are related parties to Hydro One because they are controlled or significantly influenced by the Ministry. Hydro One also has transactions in the normal course of business with various government ministries and organizations in Ontario that fall under the purview of the Province. The following is a summary of the Company’s related party transactions during the years ended December 31, 2025 and 2024:

Year ended December 31 (millions of dollars)
Related Party	Transaction	2025	2024
Province	Dividends paid	370	350
Ministry	Broadband subsidy[1]	27	—
MOI	Broadband subsidy[1]	19	43
IESO	Power purchased	3,011	2,686
	Revenues for transmission services	2,388	2,252
	Amounts related to electricity rebates	1,110	1,170
	Distribution revenues related to rural rate protection	256	255
	Distribution revenues related to Wataynikaneyap Power LP	133	119
	Distribution revenues related to supply of electricity to remote northern communities	50	48
	Funding received related to Conservation and Demand Management programs	—	1
OPG	Power purchased	23	18
	Transmission revenues related to provision of services and supply of electricity	2	2
	Distribution revenues related to provision of services and supply of electricity	8	5
	Other revenues related to provision of services and supply of electricity	2	1
	Capital contribution received from OPG	20	3
	Costs related to the purchase of services	2	1
OEFC	Power purchased from power contracts administered by the OEFC	2	1
OEB	OEB fees	14	12
1 On October 31, 2024, the MOI announced that it has developed a program to deliver up to $400 million in subsidies to internet service providers (ISPs) for work associated with designated broadband projects. The program is intended to enable ISPs to successfully and safely attach their material and equipment to the Company’s poles to bring connectivity to rural communities as part of a designated broadband project as defined under Building Broadband Faster Act (Ontario). A portion of these subsidies is used to reimburse Hydro One Networks on behalf of ISPs for their share of enablement costs incurred to facilitate the program to date. During 2025, Ministry replaced MOI in making broadband subsidy payments to Hydro One.
Sales to and purchases from related parties are based on the requirements of the OEB’s Affiliate Relationships Code. Outstanding balances as at period end are interest-free and settled in cash. Invoices are issued monthly, and amounts are due and paid on a monthly basis.